Pay vs Performance Disclosure - USD ($)	8 Months Ended	12 Months Ended
	Feb. 28, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEOs		Compensation Actually Paid to PEOs		Average Summary Compensation Table Total for Non-PEO NEOs (4)	Average Compensation Actually Paid to Non-PEO NEOs (5)	Value of Initial Fixed $100 (6)		Net Income (loss) ($ in thousands)	Company Selected Financial Measure ($ in thousands) (8)
	Stephen C. Chang (1)(2)	Mike F. Chang (1)(2)	Stephen C. Chang (1) (3)	Mike F. Chang (1) (3)			Total Shareholder Return	Peer Group Total Shareholder Return (7)
2025	4,220,819	—	1,806,138	—	1,352,779	215,583	236	278	(96,976)	696,162
2024	2,969,062	—	2,606,140	—	1,253,874	784,275	343	274	(11,081)	657,274
2023	3,840,982	3,235,061	4,297,765	2,409,988	1,426,891	1,394,101	301	184	12,364	691,321

Company Selected Measure Name		revenue
Named Executive Officers, Footnote
Stephen C. Chang served as the Company’s PEO for the entirety of fiscal year 2025 and 2024, and during fiscal year 2023 beginning as of March 1, 2023. Mike F. Chang served as the Company’s PEO during fiscal year 2023 until February 28, 2023.
Represents the average of the amounts reported for the Company’s Non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The Company’s Non-PEO NEOs for each year presented are as follows:
2025
Yifan Liang
Mike Chang
		Wenjun LiBing Xue	2024Yifan Liang Mike Chang Wenjun Li	2023Yifan LiangWenjun LiBing Xue
Peer Group Issuers, Footnote		The Peer Group consists of the Philadelphia Semiconductor Index, an independently prepared index composed of the 30 largest U.S. companies primarily involved in the design, distribution, manufacture, and sale of semiconductors.
Adjustment To PEO Compensation, Footnote

	Fiscal Year	Fiscal Year	Fiscal Year
	2025 ($)	2024 ($)	2023 ($)
	Stephen C. Chang	Stephen C. Chang	Stephen C. Chang	Mike F. Chang

Summary Compensation Table Total	4,220,819	2,969,062	3,840,982	3,235,061
Adjustments for Equity Awards

Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(3,727,350)	(2,478,250)	(3,070,543)	(2,311,369)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	3,464,100	4,297,550	3,957,320	2,978,896
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	(1,476,479)	338,404	(30,653)	(106,993)
Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(674,952)	(449,306)	(211,003)	(858,168)
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	(2,071,320)	(188,338)	(527,439)
Compensation Actually Paid	1,806,138	2,606,140	4,297,765	2,409,988

Non-PEO NEO Average Total Compensation Amount		$ 1,352,779	$ 1,253,874	$ 1,426,891
Non-PEO NEO Average Compensation Actually Paid Amount		215,583	$ 784,275	1,394,101
Adjustment to Non-PEO NEO Compensation Footnote
Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs

	Fiscal Year	Fiscal Year	Fiscal Year
	2025 ($)	2024 ($)	2023 ($)

Average of Summary Compensation Table Total	1,352,779	1,253,874	1,426,891
Adjustments for Equity Awards (The information below represents the average adjustment for Non-PEO NEOs)

Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(966,350)	(862,000)	(841,148)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	898,100	1,494,800	1,084,073
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	(625,771)	251,364	(20,544)
Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(443,175)	(492,984)	(153,442)
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	(860,779)	(101,729)
Compensation Actually Paid	215,583	784,275	1,394,101

Tabular List, Table

Revenue
EBITDA
Gross Margin
Non-GAAP Gross Margin

Total Shareholder Return Amount		236	$ 343	301
Peer Group Total Shareholder Return Amount		278	274	184
Net Income (Loss)		$ (96,976,000)	$ (11,081,000)	$ 12,364,000
Company Selected Measure Amount		696,162,000	657,274,000	691,321,000
PEO Name	Mike F. Chang	Stephen C. Chang	Mike F. Chang
Additional 402(v) Disclosure	Represents the total compensation reported for each PEO for each corresponding year in the “Total” column of the Summary Compensation Table.
The dollar amounts reported in this column represent the amount of compensation actually paid to each of our PEOs for the applicable fiscal year, computed in accordance with Item 402(v) of Regulation S-K, which do not reflect the compensation actually earned, realized, or received by our PEOs in the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, we have made certain adjustments to each PEO’s total compensation, as reported in the Summary Compensation Table for each year, to determine the compensation actually paid, and a reconciliation of such adjustments is set forth below under “Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for PEOs”.
The dollar amounts reported in this column is the average compensation actually paid for our Non-PEO NEOs in each applicable year, computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, we have made certain adjustment to the average of the Non-PEO NEO’s total compensation, as reported in the Summary Compensation Table for each applicable year, and a reconciliation of such adjustment is set forth below under “Reconciliation to Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs”
The amounts reported represent the cumulative total shareholder return (“TSR”) calculated in accordance with Item 201(e) of Regulation S-K, assuming an initial fixed investment of $100, and that all dividends, if any, were reinvested.
The metric in this column, the Company’s revenue in the Company’s audited financial statements, in our assessment, represents the most important Company financial performance measure (that is not otherwise disclosed in this table) used to link Compensation Actually Paid to the Company’s performance for our PEOs and Non-PEO NEOs for all years presented. We believe revenue is the most important financial performance measure because as a technology company, our ability to grow and expand our market is a critical element of our success, and our investors and shareholders evaluate our success by the amount of sales we make to customers. Other key financial performance measures linked to executive compensation are described in the section below titled “Financial Performance Measures”.

Measure:: 1
Pay vs Performance Disclosure
Name			Revenue
Measure:: 2
Pay vs Performance Disclosure
Name			EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name			Gross Margin
Measure:: 4
Pay vs Performance Disclosure
Name			Non-GAAP Gross Margin
Stephen C. Chang [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 4,220,819	$ 2,969,062	$ 3,840,982
PEO Actually Paid Compensation Amount		1,806,138	2,606,140	4,297,765
Mike F. Chang [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		0	0	3,235,061
PEO Actually Paid Compensation Amount		0	0	2,409,988
PEO | Stephen C. Chang [Member] | Equity Awards Granted During The Year, Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,727,350)	(2,478,250)	(3,070,543)
PEO | Stephen C. Chang [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,464,100	4,297,550	3,957,320
PEO | Stephen C. Chang [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,476,479)	338,404	(30,653)
PEO | Stephen C. Chang [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(674,952)	(449,306)	(211,003)
PEO | Stephen C. Chang [Member] | Equity Awards that Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(2,071,320)	(188,338)
PEO | Mike F. Chang [Member] | Equity Awards Granted During The Year, Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,311,369)
PEO | Mike F. Chang [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,978,896
PEO | Mike F. Chang [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(106,993)
PEO | Mike F. Chang [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(858,168)
PEO | Mike F. Chang [Member] | Equity Awards that Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(527,439)
Non-PEO NEO | Equity Awards Granted During The Year, Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(966,350)	(862,000)	(841,148)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		898,100	1,494,800	1,084,073
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(625,771)	251,364	(20,544)
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(443,175)	(492,984)	(153,442)
Non-PEO NEO | Equity Awards that Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ (860,779)	$ (101,729)